Share-Based Payments - Restricted Stock Unit Program (Details) - RSUs	6 Months Ended
	Jun. 30, 2026 shares kr / shares	Jun. 30, 2025 shares kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted (in shares)	641,408	636,825
Weighted average fair value per RSU granted (in DKK per share) | kr / shares	kr 1,852.27	kr 1,601.95
RSUs vested (in shares)	223,951	180,822